Note 5 - Accounts Payable and Accrued Liabilities (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		208 Months Ended												1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	May 26, 2014	Apr. 15, 2014	Jun. 30, 2014 Yeso Med [Member] Related to Minimum Purchase Requirement [Member]	Dec. 31, 2013 Yeso Med [Member] Related to Minimum Purchase Requirement [Member]	Dec. 31, 2012 Yeso Med [Member] Related to Minimum Purchase Requirement [Member]	Jun. 30, 2014 Yeso Med [Member] Product Purchase [Member]	Dec. 31, 2013 Yeso Med [Member] Product Purchase [Member]	Dec. 31, 2012 Yeso Med [Member] Product Purchase [Member]	Dec. 31, 2013 Yeso Med [Member] Equipment Purchase [Member]	Jun. 30, 2013 Yeso Med [Member] Equipment Purchase [Member]	Dec. 31, 2012 Yeso Med [Member] Equipment Purchase [Member]	Dec. 31, 2011 Yeso Med [Member]	Jun. 30, 2014 Yeso Med [Member]	Jun. 30, 2013 Yeso Med [Member]	Dec. 31, 2013 Yeso Med [Member]	Dec. 31, 2012 Yeso Med [Member]
Note 5 - Accounts Payable and Accrued Liabilities (Details) [Line Items]
Accrued Payroll Taxes, Current	$ 596,475		$ 596,475		$ 607,134	$ 411,670	$ 607,134
Tax Lien, Amount					6,164		6,164		675,057
Change in Tax Lien, Amount								88,000
Long-term Purchase Commitment, Period																			5 years
Long-term Purchase Commitment, Minimum Quantity Required																			2,500,000
Purchase Commitment, Percentage of Supply Price																			50.00%
Accounts Payable, Current	4,187,989		4,187,989		3,247,095		3,247,095			3,689,969	2,749,075	783,593	208,501	208,501	208,258	289,519	289,519	289,009				3,247,095	1,280,860
Loss on Purchase Commitments	$ 480,914	$ 491,938	$ 940,894	$ 976,029	$ 1,965,482	$ 783,593	$ 2,749,075													$ 940,894	$ 976,029	$ 1,965,482	$ 783,593